DERIVATIVE LIABILITY ON WARRANTS (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 12, 2020	May 08, 2019	Oct. 04, 2018	May 21, 2018	Nov. 30, 2017	Dec. 31, 2020	Dec. 31, 2018
Sale of common stock					480,000
Derivative liability							$ 2,261,039
Exercise price							$ 2.50
January 1, 2019 [Member]
Derivative liability							$ 2,261,039
Reduction in accumulated deficit							$ 2,261,039
Warrant [Member]
Issuance of warrants		960,000
Four Investor [Member]
Exercisable price per share				$ 2.50
Issuance of warrants				480,000
Expiry period				5 years
Sale of shares				120,000
Four Investor [Member] | Securities Purchase Agreement [Member]
Sale of common stock				480,000
Four Investor [Member] | Securities Purchase Agreement [Member] | September 2017 To November 2017 [Member]
Issuance of warrants						480,000
Accredited Investors [Member] | Securities Purchase Agreement [Member] | Convertible Preferred Stock Series G [Member] | Warrant [Member]
Sale of common stock	1,500
Exercisable price per share	$ 1.25
Nine Investor [Member] | Securities Purchase Agreement [Member] | First Tranche
Sale of common stock			4,650,000
Nine Investor [Member] | Securities Purchase Agreement [Member] | First Tranche Sale
Sale of common stock			1,550,000
Investor [Member]
Exercisable price per share					$ 2.50
Issuance of warrants					480,000
Expiry period					5 years